Intangible assets, net	9 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 10 – Intangible assets, net

As of March 31, 2024 and June 30, 2023, intangible assets, net, consisted of the following:

	March 31, 2024	June 30, 2023
Covenant not to compete	$3,459,120	$3,459,120
Supplier relationships	1,179,246	1,179,246
Software	534,591	534,591
Accumulated amortization	(1,379,915)	(892,886)
Total	$3,793,042	$4,280,071

The intangible assets were acquired on February 15, 2022 through acquisition of Anivia. The weighted average remaining life for finite-lived intangible assets at March 31, 2024 was approximately 6.45 years. The amortization expense for the three and nine months ended March 31, 2024 was $162,343 and $ 487,028, respectively. The amortization expense for the three and nine months ended March 31, 2023 was $162,343 and $487,028, respectively. At March 31, 2024, finite-lived intangible assets are expected to be amortized over their estimated useful lives, which ranges from a period of five to 10 years, and the estimated remaining amortization expense for each of the five succeeding years thereafter is as follows:

Year Ending June 30,	Amount
2024	$162,343
2025	649,371
2026	649,371
2027	609,277
2028	468,750
Thereafter	1,253,930
Intangible assets, net	$3,793,042